Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 13, 2023
Entity Registrant Name	NEUBERGER BERMAN ETF TRUST
Entity Central Index Key	0001506001
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Oct. 13, 2023
Document Effective Date	Oct. 16, 2023
Prospectus Date	Oct. 16, 2023
Neuberger Berman Option Strategy ETF | Neuberger Berman Option Strategy ETF
Prospectus:
Trading Symbol	NBOS